Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
. Income Taxes
On December 22, 2017, the U.S. Government enacted the U.S. Tax Cuts and Jobs Act (U.S. Tax Reform), which made significant changes to the U.S. tax system. Significant changes under U.S. Tax Reform include, among other things, the reduction of the U.S. corporate income tax rate from 35% to 21%, the implementation of a modified territorial tax system, and the imposition of a one-time repatriation tax on deemed repatriated earnings and profits of U.S. owned foreign subsidiaries (Toll Charge).
The Company recognized the income tax effects of U.S. Tax Reform in accordance with the Securities and Exchange Commission Staff Accounting Bulletin No. 118, Income Tax Accounting Implication of the Tax Cuts and Job Act (SAB 118), in its consolidated financial statements for the year ended December 31, 2017. SAB 118 provides guidance for the application of income tax accounting standards related to U.S. Tax Reform. Accordingly, the consolidated financial statements reflect the income tax effects of U.S. Tax Reform for which the accounting is incomplete but a reasonable estimate could be determined. The Company recorded an estimated tax benefit of $79 million from U.S. Tax Reform, which includes a $101 million estimated tax benefit related to the remeasurement of deferred taxes partially offset by an estimated tax provision of $22 million related to the Toll Charge. The preliminary tax benefit recorded may differ in the future due principally to changes to the interpretations of U.S. Tax Reform, legislative action to clarify the interpretation of U.S. Tax Reform and changes to estimates the Company has utilized to calculate the tax benefit. The Company expects to finalize the tax benefit from U.S. Tax Reform with the filing of its tax return and record the difference between the final benefit and the provisional benefit recorded in the 2018 fourth quarter, if any, at that time.
Income from continuing operations before income taxes is summarized in the table below.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Domestic	$649	$608	$509
Foreign	222	196	130
Income from continuing operations before income taxes	$871	$804	$639

The components of the Company’s current and deferred portions of the provision for income taxes on continuing operations are presented in the table below.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Current income tax provision:
Federal	$44	$88	$81
State and local	10	8	7
Foreign	56	48	26
Subtotal	110	144	114

Deferred income tax provision/(benefit):
Federal	(16)	25	9
State and local	6	2	7
Foreign	2	—	2
Subtotal	(8)	27	18
Total provision for income taxes	$102	$171	$132

A reconciliation of the statutory federal income tax rate to the effective income tax rate on continuing operations of the Company is presented in the table below.

	Year Ended December 31,
	2017	2016	2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.0	2.0	2.0
Foreign income taxes	(6.7)	(3)	(7.1)
Manufacturing benefits	(1.4)	(2.2)	(2.2)
Research and experimentation and other tax credits	(4.1)	(4.6)	(6.5)
Resolution of tax contingencies	(0.4)	(3.1)	(1.4)
Tax deductible dividends	(0.9)	(1)	(1.2)
Equity compensation - excess income tax benefits	(2.3)	(2.1)	—
Goodwill impairment	—	—	1.9
Tax Reform	(9.1)	—	—
Other, net	(0.4)	0.3	0.2
Effective income tax rate on continuing operations	11.7%	21.3%	20.7%

The significant components of the Company’s net deferred tax assets and liabilities are presented in the table below.

	December 31,
	2017	2016
	(in millions)
Deferred tax assets:
Inventoried costs	$44	$53
Compensation and benefits	94	139
Pension and postretirement benefits	281	413
Loss carryforwards	12	19
Tax credit carryforwards	5	6
Other	57	87
Deferred tax assets	493	717
Less: valuation allowance	(10)	(12)
Deferred tax assets, net of valuation allowance	483	705
Deferred tax liabilities:
Goodwill and other intangible assets	$(514)	$(722)
Income recognition on contracts in process	(24)	(22)
Property, plant and equipment	(59)	(93)
Other	(41)	(55)
Deferred tax liabilities	(638)	(892)
Total deferred tax liabilities, net of valuation allowance	$(155)	$(187)

The classification of the Company’s deferred tax assets and liabilities are presented in the table below.

	December 31,
	2017	2016
	(in millions)
Non-current deferred tax assets	$3	$2
Non-current deferred tax liabilities	(158)	(189)
Total net deferred tax liabilities	$(155)	$(187)

Non-current deferred tax assets are presented in other assets on the consolidated balance sheets.
The following table presents the Company’s loss and tax credit carryforwards at December 31, 2017 on a tax return basis. The Company has established a valuation allowance as indicated in those instances in which it does not believe that it is more likely than not it will generate sufficient taxable income, of the appropriate character and in the applicable subsidiary, to utilize the carryforwards.

	Year Ended December 31, 2017
	Carryforwards		Valuation Allowances
	Gross	Tax Effected	Gross	Tax Effected	Expiration Periods
	(in millions)
Federal net operating loss carryforwards	$29	$6	$(5)	$(1)	2026-2036
Foreign net operating loss carryforwards	12	3	(6)	(2)	Indefinite
State net operating loss carryforwards	160	3	(135)	(2)	2018-2037
Total loss carryforwards		$12		$(5)

State tax credit carryforwards	6	5	(5)	(4)	2018-2032
Total tax credit carryforwards		$5		$(4)

At December 31, 2017, the total amount of unrecognized tax benefits was $178 million, $157 million of which would reduce the effective income tax rate, if recognized. A reconciliation of the change in unrecognized income tax benefits, excluding potential interest and penalties, is presented in the table below.

	2017	2016	2015
	(in millions)
Balance at January 1	$110	$124	$150
Additions for tax positions related to the current year	14	16	14
Additions for tax positions related to prior years	66	2	2
Reductions for tax positions related to prior years	(4)	(24)	(34)
Reductions for tax positions related to settlements with taxing authorities	—	(1)	(1)
Reduction for tax positions related to prior years as a result of a lapse of statute of limitations	(8)	(7)	(7)
Balance at December 31	$178	$110	$124

The Company and its subsidiaries file income tax returns in the U.S. Federal jurisdiction, which is the Company’s primary tax jurisdiction, and various state and foreign jurisdictions. At December 31, 2017, the statutes of limitations for the Company’s U.S. Federal income tax returns for the years ended December 31, 2012 through 2016 were open. The U.S. Internal Revenue Service (IRS) commenced audits of the Company’s U.S. Federal income tax returns for the years ended 2012 and 2013. The Company cannot predict the outcome of the audits at this time. At December 31, 2017, the Company anticipates that unrecognized tax benefits will decrease by approximately $6 million over the next 12 months due to the potential resolution of unrecognized tax benefits involving several jurisdictions and tax periods. The actual amount of the decrease over the next 12 months could vary significantly depending on the ultimate timing and nature of any settlements.
During the years ended December 31, 2017, 2016 and 2015, the Company effectively settled various Federal, state and local and foreign audits. As a result of these settlements, the Company reversed previously accrued income tax expense of $4 million, $25 million and $9 million, including interest and penalties.
At December 31, 2017 and 2016, current and non-current income taxes payable include accrued potential interest of $15 million ($11 million after income taxes) and $11 million ($7 million after income taxes), respectively, and potential penalties of $8 million and $7 million, respectively. With respect to the interest related items, the Company’s income tax expense included an expense of $5 million for the year ended December 31, 2017 and a benefit of $3 million for the year ended December 31, 2016.
Prior to 2015, the Company recorded a deferred tax liability related to the repatriation of earnings from certain subsidiaries. During 2015, the Company completed a legal restructuring of its significant foreign operations, and the earnings of these subsidiaries are now considered reinvested indefinitely. As a result, the Company recognized a $17 million deferred tax benefit in the year ended December 31, 2015. At December 31, 2017, the Company had not provided deferred income taxes and foreign withholding taxes for $844 million of undistributed earnings by its non-U.S. subsidiaries as such earnings are intended to be reinvested indefinitely. Quantification of additional taxes that may be payable on distribution is not practicable.